Financial Risks - Summary of Breakdown of Wholesale Receivables and Dealer Loan Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	¥ 16,805,725	¥ 15,865,569	¥ 14,803,078
Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	16,530,596	15,314,321	14,227,370
Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	254,594	513,913	545,583
Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	20,535	37,334	30,125
Performing [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	2,956,452	3,102,214	3,099,802
Performing [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	2,956,452	3,102,214	3,099,802
Performing [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	0
Performing [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	0
Credit Watch [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	160,554	238,507	247,198
Credit Watch [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	82,046	138,498	154,093
Credit Watch [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	78,509	100,008	93,105
Credit Watch [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	0
At Risk [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	50,742	104,962	114,303
At Risk [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	0
At Risk [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	48,354	102,074	112,632
At Risk [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	2,388	2,888	1,671
Default [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	17,736	33,931	28,454
Default [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	0
Default [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	0
Default [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	17,736	33,931	28,454
Loan commitments [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	10,013,832	9,180,507	8,234,366
Loan commitments [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	9,917,155	8,905,778	7,926,313
Loan commitments [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	96,266	274,214	308,052
Loan commitments [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	412	515
Financial guarantee contracts [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	3,606,408	3,205,448	3,078,955
Financial guarantee contracts [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	3,574,943	3,167,831	3,047,162
Financial guarantee contracts [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	31,465	¥ 37,617	¥ 31,792
Financial guarantee contracts [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	¥ 0